Fair Value	12 Months Ended
Mar. 31, 2026
TextBlock1 [Abstract]
Fair Value
(26) Fair Value
(a) Definition of Fair Value Hierarchy
Honda uses a three-level hierarchy when measuring fair value. The following is a description of the three hierarchy levels:

Level 1	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access as of the measurement date

Level 2	Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly

Level 3	Unobservable inputs for the assets or liabilities
The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest input that is significant to the fair value measurement in its entirety. Honda recognizes the transfers between the levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.
(b) Method of Fair Value Measurement
The fair values of assets and liabilities are determined based on relevant market information and through the use of an appropriate valuation method.
The measurement methods and assumptions used in the measurement of assets and liabilities are as follows:
(Cash and cash equivalents, trade receivables and trade payables)
The fair values approximate their carrying amounts due to their short-term maturities.
(Receivables from financial services)
The fair value of receivables from financial services is measured primarily by discounting future cash flows using the current interest rates applicable for these receivables of similar remaining maturities. Fair value measurement for receivables from financial services is classified as Level 3.
(Debt securities)
Debt securities consist mainly of mutual funds, corporate bonds, local bonds and auction rate securities.
The fair value of mutual funds with an active market is measured by using quoted market prices. Fair value measurement for mutual funds with an active market is classified as Level 1.
The fair values of corporate bonds and local bonds are measured based on proprietary pricing models provided by specialists and/or market makers and the models obtain a wide array of market observable inputs such as credit ratings and discount rates. Fair value measurements for corporate bonds and local bonds are classified as Level 2.

The subsidiary’s auction rate securities are A to AAA rated and are insured by qualified guarantee agencies, and reinsured by the Secretary of Education and the United States government, and guaranteed at approximately

95
% by the United States government. To measure fair value of
auction
rate securities, Honda uses a third-party-developed valuation model which obtains a wide array of market observable inputs, as well as unobservable inputs including probability of passing or failing auction at each auction. Fair value measurement for auction rate securities is classified as Level 3.
(Equity securities)
The fair value of equity securities with an active market is measured by using quoted market prices. Fair value measurement for equity securities with an active market is classified as Level 1.
The fair value of equity securities with no active market is measured mainly by using a discounted cash flow method, a comparable company valuation method and other appropriate valuation methods. Fair value measurement for equity securities with no active market is classified as Level 3. In addition, in the case that cost represents the best estimate of fair value, fair value for the equity securities with no active market is measured at cost.
Cash flow forecasts and discount rate for the discounted cash flow model and price book-value ratio (PBR) of a comparable company for the comparable company valuation method are used as significant unobservable inputs in the fair value measurement of equity securities classified as Level 3. The fair value increases (decreases) as Cash flow forecasts increase (decrease), discount rate decline (rise) and PBR of a comparable company rise (decline). Such fair value measurements are conducted in accordance with the group accounting policy approved by the appropriate person of authority and based upon valuation methods determined by personnel in accounting divisions of Honda.
(Derivatives)
Derivatives consist mainly of foreign currency forward exchange contracts, foreign currency option contracts, currency swap agreements and interest rate swap agreements.
The fair values of foreign currency forward exchange contracts and foreign currency option contracts are measured by using market observable inputs such as spot exchange rates, discount rates and implied volatility. The fair values of currency swap agreements and interest rate swap agreements are measured by discounting future cash flows using market observable inputs such as interest rates and foreign exchange rates. Fair value measurements for these derivatives are classified as Level 2.
The credit risk of the counterparties is considered in the valuation of derivatives.
(Financing liabilities)
The fair value of financing liabilities is measured by discounting future cash flows using interest rates currently available for liabilities of similar terms and remaining maturities. Fair value measurement of financing liabilities is mainly classified as Level 2.

(c) Assets and Liabilities Measured at Fair Value on a recurring basis
Assets and liabilities measured at fair value on a recurring basis as of March 31, 2025 and 2026 consist of the following:

	Yen (millions)
As of March 31, 2025	Level 1	Level 2	Level 3	Total
Other financial assets:
Financial assets measured at fair value through profit or loss:
Derivatives
Foreign exchange instruments	¥—	¥71,516	¥—	¥71,516
Interest rate instruments	—	50,612	—	50,612
Other	—		10,949	10,949

Total	—	122,128	10,949	133,077

Debt securities	56,070	73,648	4,486	134,204
Financial assets measured at fair value through other comprehensive income:
Debt securities	—	34,872	—	34,872
Equity securities	384,409	—	50,183	434,592

Total	¥440,479	¥230,648	¥65,618	¥736,745

Other financial liabilities:
Financial liabilities measured at fair value through profit or loss:
Derivatives
Foreign exchange instruments	¥—	¥70,495	¥—	¥70,495
Interest rate instruments	—	101,049	—	101,049
Other	—	86	—	86

Total	—	171,630	—	171,630

Total	¥—	¥171,630	¥—	¥171,630

There were no transfers between Level 1 and Level 2 for the year ended March 31, 2025.

	Yen (millions)
As of March 31, 2026	Level 1	Level 2	Level 3	Total
Other financial assets:
Financial assets measured at fair value through profit or loss:
Derivatives
Foreign exchange instruments	¥—	¥133,616	¥—	¥133,616
Interest rate instruments	—	36,465	—	36,465
Other	—	209	11,954	12,163

Total	—	170,290	11,954	182,244

Debt securities	32,936	90,102	4,796	127,834
Financial assets measured at fair value through other comprehensive income:
Debt securities	—	31,920	—	31,920
Equity securities	564,285	—	69,590	633,875
Derivatives to which hedge accounting is applied	—	64,541	—	64,541

Total	¥597,221	¥356,853	¥86,340	¥1,040,414

Other financial liabilities:
Financial liabilities measured at fair value through profit or loss:
Derivatives
Foreign exchange instruments	¥—	¥51,870	¥—	¥51,870
Interest rate instruments	—	70,607	—	70,607
Other	—	—	—	—

Total	—	122,477	—	122,477

Total	¥—	¥122,477	¥—	¥122,477

There were no transfers between Level 1 and Level 2 for the year ended March 31, 2026.

The changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the years ended March 31, 2025 and 2026 are as follows:

	Yen (millions)
For the year ended March 31, 2025	Derivatives	Debt securities	Equity securities
Balance as of April 1, 2024	¥5,806	¥4,542	¥115,214

Total gains or losses:
Profit or loss	5,339	(153)	—
Other comprehensive income	—	—	29,617
Purchases	—	—	3,304
Sales	—	—	(96,232)
Transfer to level 1 due to listing	—	—	(15)
Exchange differences on translating foreign operations	(196)	97	(171)
Other	—	—	(1,534)

Balance as of March 31, 2025	¥10,949	¥4,486	¥50,183

Unrealized gains or losses included in profit or loss on assets held at March 31, 2025	¥5,339	¥(153)	¥—

	Yen (millions)
For the year ended March 31, 2026	Derivatives	Debt securities	Equity securities
Balance as of April 1, 2025	¥10,949	¥4,486	¥50,183

Total gains or losses:
Profit or loss	302	—	—
Other comprehensive income	—	—	6,152
Purchases	—	—	11,221
Sales	—	—	(662)
Transfer to level 1 due to listing	—	—	—
Exchange differences on translating foreign operations	703	310	1,564
Other	—	—	1,132

Balance as of March 31, 2026	¥11,954	¥4,796	¥69,590

Unrealized gains or losses included in profit or loss on assets held at March 31, 2026	¥302	¥—	¥—

Explanatory notes:

1.	Gains or losses included in profit or loss for the years ended March 31, 2025 and 2026 are included in other, net in finance income and finance costs in the consolidated statements of income.
2.
Gains or losses on equity securities included in other comprehensive income for the years ended March 31, 2025 and 2026 are included in net changes in revaluation of financial assets measured at fair value through other comprehensive income under items that will not be reclassified to profit or loss in the consolidated statements of comprehensive income.

(d) Financial Assets and Financial Liabilities measured at amortized cost
The carrying amounts and fair values of financial assets and financial liabilities measured at amortized cost as of March 31, 2025 and 2026 are as follows:

	Yen (millions)
	2025		2026
	Carrying amount	Fair value	Carrying amount	Fair value
Receivables from financial services	¥8,928,617	¥8,845,750	¥9,893,496	¥9,819,841
Debt securities	84,018	84,018	41,564	41,564
Financing liabilities	11,451,267	11,388,668	13,479,863	13,407,833
The table does not include financial assets and financial liabilities measured at amortized cost whose fair values approximate their carrying amounts.